Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Wireless Fund Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Wireless Fund
Accumulated Value	$ 10,000	$ 11,642	$ 13,409	$ 15,574	$ 16,156	$ 25,620	$ 27,446	$ 24,360	$ 37,412	$ 38,329	$ 51,645
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	$ 37,594
NASDAQ Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Index
Accumulated Value	$ 10,000	$ 12,288	$ 14,839	$ 16,416	$ 16,530	$ 28,662	$ 30,972	$ 26,859	$ 36,282	$ 38,593	$ 48,472